EMPLOYEE BENEFITS - Summary of Share Options at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	857,643	1,051,602	1,786,467
Employee stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	830,643
Number of stock options vested (in shares) | shares	725,393
Fair value at grant date ($)	$ 7,965
Fair value vested ($)	2,565
Expense	$ 1,992
Employee stock options | 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 10.00
Number of stock options (in shares) | shares	104,000
Number of stock options vested (in shares) | shares	104,000
Fair value at grant date ($)	$ 346
Fair value vested ($)	0
Expense	$ 0
Employee stock options | from 28.31 to 34.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	176,416
Number of stock options vested (in shares) | shares	176,416
Fair value at grant date ($)	$ 1,231
Fair value vested ($)	0
Expense	$ 0
Employee stock options | from 28.31 to 34.20 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 28.31
Employee stock options | from 28.31 to 34.20 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 34.20
Employee stock options | from 29.01 to 32.36
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	366,727
Number of stock options vested (in shares) | shares	366,227
Fair value at grant date ($)	$ 2,871
Fair value vested ($)	1,378
Expense	$ 1,092
Employee stock options | from 29.01 to 32.36 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 29.01
Employee stock options | from 29.01 to 32.36 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 32.36
Employee stock options | from 36.30 to 38.16
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	17,500
Number of stock options vested (in shares) | shares	13,750
Fair value at grant date ($)	$ 155
Fair value vested ($)	123
Expense	$ 111
Employee stock options | from 36.30 to 38.16 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 36.30
Employee stock options | from 36.30 to 38.16 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 38.16
Employee stock options | from 44.97 to 55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	163,000
Number of stock options vested (in shares) | shares	65,000
Fair value at grant date ($)	$ 3,295
Fair value vested ($)	1,042
Expense	$ 762
Employee stock options | from 44.97 to 55.07 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 44.97
Employee stock options | from 44.97 to 55.07 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	55.07
Employee stock options | 52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 52.10
Number of stock options (in shares) | shares	3,000
Number of stock options vested (in shares) | shares	0
Fair value at grant date ($)	$ 67
Fair value vested ($)	22
Expense	$ 27
Non employees stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	27,000
Fair value at grant date ($)	$ 248
Fair value vested ($)	62
Expense	$ 41
Non employees stock options | 39.37
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share) | $ / shares	$ 39.37
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	27,000
Fair value at grant date ($)	$ 248
Fair value vested ($)	62
Expense	$ 41
Total
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares) | shares	857,643
Number of stock options vested (in shares) | shares	752,393
Fair value at grant date ($)	$ 8,213
Fair value vested ($)	2,627
Expense	$ 2,033